Segmented Information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
Disclosure of operating segments [line items]
Net interest income	$ 2,596	$ 2,539	$ 2,473
Non-interest income	1,969	1,913	1,986
Revenue	4,565	4,452	4,459
Provision for (reversal of) credit losses	338	264	153
Amortization and impairment	171	162	166
Other non-interest expenses	2,589	2,429	2,412
Income (loss) before income taxes	1,467	1,597	1,728
Income taxes	285	329	400
Net income (loss)	1,182	1,268	1,328
Net income attributable to non-controlling interests	4	2	5
Net income attributable to equity shareholders	1,178	1,266	1,323
Average assets	620,599	603,726	590,344
Intersegment Elimination [member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	4,565	4,452	4,459
Capital markets [member]
Disclosure of operating segments [line items]
Net interest income	286	260	429
Non-interest income	417	386	369
Provision for (reversal of) credit losses	66	(4)	(16)
Amortization and impairment	1	1	1
Other non-interest expenses	367	355	375
Income (loss) before income taxes	271	297	441
Income taxes	70	64	119
Net income (loss)	201	233	322
Net income attributable to non-controlling interests	0
Net income attributable to equity shareholders	201	233	322
Average assets	176,567	165,213	167,093
Capital markets [member] | Intersegment Elimination [member]
Disclosure of operating segments [line items]
Revenue	2	3	3
Capital markets [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	705	649	801
U.S. Commercial banking and wealth management [member]
Disclosure of operating segments [line items]
Net interest income	345	323	293
Non-interest income	134	134	139
Provision for (reversal of) credit losses	16	40	14
Amortization and impairment	27	25	30
Other non-interest expenses	247	239	227
Income (loss) before income taxes	189	153	161
Income taxes	21	22	27
Net income (loss)	168	131	134
Net income attributable to non-controlling interests
Net income attributable to equity shareholders	168	131	134
Average assets	46,710	43,677	40,411
U.S. Commercial banking and wealth management [member] | Intersegment Elimination [member]
Disclosure of operating segments [line items]
Revenue	0	0	0
U.S. Commercial banking and wealth management [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	479	457	432
Canadian Personal and Small Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	1,567	1,586	1,517
Non-interest income	487	500	504
Provision for (reversal of) credit losses	208	191	148
Amortization and impairment	23	23	24
Other non-interest expenses	1,304	1,077	1,074
Income (loss) before income taxes	631	910	892
Income taxes	168	242	236
Net income (loss)	463	668	656
Net income attributable to non-controlling interests
Net income attributable to equity shareholders	463	668	656
Average assets	259,817	260,190	258,213
Canadian Personal and Small Business Banking [member] | Intersegment Elimination [member]
Disclosure of operating segments [line items]
Revenue	112	115	117
Canadian Personal and Small Business Banking [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	2,166	2,201	2,138
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	320	287	268
Non-interest income	786	817	806
Provision for (reversal of) credit losses	43	7	1
Amortization and impairment	2	2	2
Other non-interest expenses	513	519	521
Income (loss) before income taxes	434	458	430
Income taxes	115	125	116
Net income (loss)	319	333	314
Net income attributable to non-controlling interests
Net income attributable to equity shareholders	319	333	314
Average assets	60,189	57,905	53,281
Canadian Commercial Banking and Wealth Management [member] | Intersegment Elimination [member]
Disclosure of operating segments [line items]
Revenue	(114)	(118)	(120)
Canadian Commercial Banking and Wealth Management [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	992	986	954
All other segments [member]
Disclosure of operating segments [line items]
Net interest income	78	83	(34)
Non-interest income	145	76	168
Provision for (reversal of) credit losses	5	30	6
Amortization and impairment	118	111	109
Other non-interest expenses	158	239	215
Income (loss) before income taxes	(58)	(221)	(196)
Income taxes	(89)	(124)	(98)
Net income (loss)	31	(97)	(98)
Net income attributable to non-controlling interests	4	2	5
Net income attributable to equity shareholders	27	(99)	(103)
Average assets	77,316	76,741	71,346
All other segments [member] | Intersegment Elimination [member]
Disclosure of operating segments [line items]
Revenue	0	0	0
All other segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	$ 223	$ 159	$ 134